COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
GOING CONCERN UNCERTAINTIES
Commitments and Contingencies		$ 0	$ 0
Operating lease payment	$ 13,392
Maturity term	12 years